Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	May 04, 2021
C000226900 [Member]
Account Value [Line Items]
Account Value	$ 14,706	$ 13,736	$ 10,905	$ 10,470	$ 9,382	$ 11,004	$ 9,931	$ 10,000
Solactive GBS United States 1000 Index ($13,882) [Member]
Account Value [Line Items]
Account Value	$ 13,882	$ 12,654	$ 10,268	$ 9,783	$ 8,514	$ 10,746	$ 10,395	$ 10,000